Operating Leases and Obligations Related to Finance Leases - Finance Lease Obligation (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Leases [Abstract]
Total obligations related to finance leases	$ 360,043	$ 414,788
Less: current portion	(78,476)	(25,357)
Long-term obligations related to finance leases	$ 281,567	$ 389,431